SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC FUNDS SUMMARY PROSPECTUS DATED AUGUST 1, 2021

FOR PACIFIC FUNDS SMALL-CAP VALUE

This supplement revises the Pacific Funds Summary Prospectus dated August 1, 2021 for Pacific Funds Small-Cap Value (the “Prospectus”) and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

In the Management subsection, information regarding Joseph Bellantoni is deleted.